Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Borrowings

Borrowings as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Credit facilities (including current liabilities associated with the vessel held for sale)	$1,164,836	$1,096,178
Financial liabilities	770,464	731,206
Finance lease liabilities	317,447	325,784
Total borrowings	$2,252,747	$2,153,168
Less: Current portion of long-term borrowings, net (including current liabilities associated with the vessel held for sale)	(269,696)	(266,222)
Less: Deferred finance costs, net	(25,756)	(24,231)
Long-term borrowings, net	$1,957,295	$1,862,715

Borrowings - Maturity of Long Term Debt

The maturity table below reflects the principal payments for the next five 12-month periods ending June 30 of all borrowings of Navios Partners outstanding as of June 30, 2025, based on the repayment schedules of the respective credit facilities (including current liabilities associated with the vessel held for sale), financial liabilities and finance lease liabilities.

Period	Amount
2026	$275,845
2027	332,464
2028	315,285
2029	309,118
2030	292,138
2031 and thereafter	727,897
Total	$2,252,747